Goldman Sachs Strategic Factor Allocation Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	45 Months Ended	60 Months Ended	80 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.61%		7.17%	7.85%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(1.42%)	(0.33%)	1.25%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.94%		14.51%	14.16%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.80%		7.61%	7.40%
Performance Inception Date	Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.95%		5.13%	5.05%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.18%		5.16%	5.01%